Supplemental Cash Flow Information	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Supplemental Cash Flow Information

16. Supplemental Cash Flow Information

The following is provided as supplemental information to the condensed consolidated statements of cash flows:

	Three Months Ended
	March 31,
	2013	2012
Cash paid for interest	$11,019	$15,876
Cash paid for income taxes, net of refunds received	$16,692	$4,045
Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment (1)	$(2,050)	$(9,711)
Theatre properties acquired under capital lease	$6,985	$3,569
Change in fair market values of interest rate swap agreements, net of taxes	$776	$978
Investment in NCM—receipt of common units (see Note 7)	$8,869	$9,137
Change in fair market value of available-for-sale securities, net of taxes (see Note 9)	$1,356	$4,249

(1)	Additions to theatre properties and equipment included in accounts payable as of December 31, 2012 and March 31, 2013 were $4,685 and $6,735, respectively.

18. SUPPLEMENTAL CASH FLOW INFORMATION

The following is provided as supplemental information to the consolidated statements of cash flows:

	Year Ended December 31,
	2010	2011	2012
Cash paid for interest	$103,047	$113,084	$117,172
Cash paid for income taxes, net of refunds received	$93,435	$29,106	$89,034
Noncash investing and financing activities:
Change in accounts payable and accrued expenses for the acquisition of theatre properties and equipment (1)	$3,339	$7,349	$(13,827)
Theatre properties and equipment acquired under capital lease	$6,934	$6,696	$18,754
Change in fair market values of interest rate swap agreements, net of taxes	$7,170	$4,867	$1,827
Investment in NCM—receipt of common units (See Note 4)	$30,683	$9,302	$9,137
Investment in NCM—change of interest gain (See Note 4)	$271	$—	$—
Net book value of equipment contributed to DCIP (See Note 5)	$18,090	$—	$—
Investment in RealD (See Note 6)	$18,909	$3,402	$—
Change in fair market value of available-for-sale securities, net of taxes (See Note 6)	$5,659	$(13,566)	$2,499
Capital contribution from Cinemark Holdings, Inc. as a result of the Colombia Share Exchange (See Note 7)	$6,951	$—	$—
Noncash distribution to Cinemark Holdings, Inc. (See Note 22)	$—	$(8,175)	$(5,356)

(1)	Additions to theatre properties and equipment included in accounts payable as of December 31, 2011 and 2012 were $18,512 and $4,685, respectively.